Current Assets - Trade And Other Receivables - Allowance for impairment loss (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current Assets [Line Items]
Expected loss rate	1.17%
Gross carrying amount – trade receivables	$ 2,143,889	$ 263,421
Allowance for impairment loss	$ 25,155	$ 23,452	$ 88,859
Current [member]
Current Assets [Line Items]
Expected loss rate	0.00%
Gross carrying amount – trade receivables	$ 1,532,187
Past Due Impairment Loss 31 to 60 Days [member]
Current Assets [Line Items]
Expected loss rate	0.00%
Gross carrying amount – trade receivables	$ 365,458
Past Due Impairment Loss 61 To 90 Days [member]
Current Assets [Line Items]
Expected loss rate	0.00%
Gross carrying amount – trade receivables	$ 202,260
Past Due Impairment Loss 91 To 120 Days [member]
Current Assets [Line Items]
Expected loss rate	0.00%
Gross carrying amount – trade receivables	$ 18,829
Past Due Impairment Loss Greater Than 120 Days [member]
Current Assets [Line Items]
Expected loss rate	100.00%
Gross carrying amount – trade receivables	$ 25,155
Allowance for impairment loss	$ 25,155